Interest, advances, promissory notes payable and loan payable	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Interest, advances, promissory notes payable and loan payable

4.	Interest, advances, promissory notes payable and loan payable

a)	Promissory notes payable to related parties

A summary of activities of promissory notes payable to related parties is as follows:

Promissory Notes Payable to Related Parties	Carrying Value
Balance, December 31, 2023	$3,091,966
Advances received	1,087,492
Balance, December 31, 2024	4,179,458
Advances received	14,571
Amounts transferred from lines of credit	44,412
Foreign exchange adjustment	43,861
Transferred from promissory notes payable to loan payable	(1,190,336)
Balance, December 31, 2025	$3,091,966

During the year ended December 31, 2025, the Company received advances totaling $14,571 (2024 - $1,087,492) from Kan Wan Chen Pte. Ltd. (“KWC”). On January 1, 2025, $44,412 was transferred from lines of credit (note 5). On April 16, 2025, the advances were incorporated into the principal of the loan payable (note 4(d)). A director and Vice President (“VP”) of ALR Singapore is a director and significant shareholder of KWC, therefore KWC is a related party to the Company.

On April 16, 2025, the advances were incorporated into the principal of the loan payable (note 4(d)). As a result, $1,190,336 was transferred from promissory notes payable to loan payable.

A summary of the promissory notes payable to related parties is as follows:

Promissory Notes Payable to Related Parties	December 31, 2025	December 31, 2024
Promissory notes payable to relatives of directors collateralized by a general security agreement over all the assets of the Company, past maturity:
i. Interest at 1% per month	$720,619	$720,619
ii. Interest at 1.25% per month	51,347	51,347
iii. Interest at the U.S. bank prime rate plus 1%	100,000	100,000
iv. Interest at 0.5% per month	695,000	695,000

Advances received from KWC with no fixed amounts of interest and no due date	—	1,087,492

Promissory notes payable, unsecured, to relatives of a director, bearing interest at 1% per month, past maturity	1,525,000	1,525,000
Total Promissory Notes Payable to Related Parties	$3,091,966	$4,179,458

All amounts past maturity continue to accrue interest at their stated rates and are considered due on demand.

b)	Promissory notes payable

A summary of activities of promissory notes payable is as follows:

Promissory Notes Payable	Carrying Value
Balance, December 31, 2023, December 31, 2024 and December 31, 2025	$2,163,368

A summary of the promissory notes payable is as follows:

Summary of the promissory notes payable
Promissory Notes Payable	December 31, 2025	December 31, 2024
Unsecured promissory notes payable, past maturity:
i. Interest at 1% per month	$1,317,456	$1,317,456
ii. Interest at 0.667% per month	425,000	425,000
iii. Interest at 0.625% per month	150,000	150,000
iv. Non-interest-bearing	270,912	270,912
Total Promissory Notes Payable	$2,163,368	$2,163,368

All amounts past maturity continue to accrue interest at their stated rates and are considered due on demand.

c)	Interest payable

A summary of interest payable activity is as follows:

Interest Payable	Carrying Value
Balance, December 31, 2023	$5,170,149
Interest incurred on promissory notes payable	531,530
Balance, December 31, 2024	5,701,679
Interest incurred on promissory notes payable	530,591
Balance, December 31, 2025	$6,232,270

Interest payable is due as follows:

Interest Payable	December 31, 2025	December 31, 2024
Interest payable to related parties	$2,503,511	$2,176,265
Interest payable	3,728,759	3,525,414
	$6,232,270	$5,701,679

The payment terms, security and any interest payable are based on the underlying promissory notes payable that the Company has outstanding.

d)	Loan payable

A summary of loan payable activity is as follows:

Loan Payable	Carrying Value
Balance, December 31, 2023	$2,188,515
Accrued interest, borrowing costs and interest accretion (recorded in interest expense)	307,785
Foreign exchange adjustment	(74,458)
Balance, December 31, 2024	2,421,842
Transferred from promissory notes payable to loan payable	1,190,336
Loan received	7,848
Accrued interest, borrowing costs and interest accretion (recorded in interest expense)	40,015
Foreign exchange adjustment	168,806
Balance, December 31, 2025	$3,828,847

At December 31, 2025 and 2024, the loan payable balance is classified as current liabilities.

The fair value measured upon recognition of the loan was determined by using a discounted cash flow analysis. To determine the discounted cash flow, the Company had to determine the discount rate to apply to record the loan at fair value at initial recognition. The discount rate selected at initial recognition has a significant impact on the amount recorded for the initial fair value of the loan. Since KWC is a related party, the Company considered the interest rates of similar long-term debt arrangements with similar terms to determine if the effective interest rate under the Loan Agreement was comparable to market interest rates.

Initial Agreement

On September 6, 2022, ALR Singapore entered into a loan agreement (the “Loan Agreement”) with KWC whereby ALR Singapore received advances of SGD$2,500,000 from KWC. The loan was to mature on March 31, 2024. The loan is secured by a general security interest in the assets of the Company.

First and Second Amendments

On June 20, 2023, the Company and KWC agreed to amend the terms of the KWC Loan Agreement as follows:

·	The maturity date was deferred to September 30, 2024;
·	The repayment terms were restructured whereby repayment would be due at maturity;
·	Interest was to accrue at a rate of Singapore prime plus 2% of the principal amount borrowed, effective from January 1, 2023. Interest was to be payable on maturity;
·	Upon maturity and repayment of the principal and accrued interest, the Company was to pay KWC a commercialization success fee equal to SGD$500,000;
·	The Company may repay the loan in whole at any time, or in part, from time to time, at its discretion, without penalty; however, the full commercialization success fee will be payable, irrespective of the amount of interest accrued, or when the loan principal is repaid.

The change to the terms of the Loan Agreement was determined to be a modification of the debt; therefore, no gain or loss was recognized and instead a new effective interest rate (19%) was established based on the carrying value of the debt and the revised cash flows.

On July 31, 2023, the Company and KWC agreed to further amend the terms of the KWC Loan Agreement as follows:

·	The maturity date was deferred to December 31, 2024; and
·	Interest was to accrue at a rate of Singapore prime plus 1% (instead of 2%) of the principal amount borrowed, effective from January 1, 2023. Interest was to be payable on maturity.

The change to the terms of the Loan Agreement was determined to be a modification of the debt; therefore, no gain or loss was recognized and instead a new effective interest rate (15%) was established based on the carrying value of the debt and the revised cash flows.

Third Amendment

On April 16, 2025, the Company and KWC agreed to further amend the terms of the KWC Loan Agreement as follows:

·	The maturity date was deferred to December 31, 2025 (Note 14); and
·	Interest was to accrue at a rate of Singapore overnight borrowing rate plus 1% (instead of Singapore prime plus 1%) of the principal amount borrowed and will be payable upon maturity.
·	advances of $1,190,336 were transferred from promissory notes payable (note 4(a)) and incorporated into the principal of the loan payable.

The change to the terms of the Loan Agreement was determined to be a modification of the debt; therefore, no gain or loss was recognized and instead a new effective interest rate (10%) was established based on the carrying value of the debt and the revised cash flows.

e)	Interest expense

During the year ended December 31, 2025, the Company incurred interest expense of $19,735,503 (2024 - $12,424,430; 2023 - $2,521,543) as follows:

Year Ended December 31,	2025	2024	2023
Interest expense incurred related to the:
· modification of warrants held by the CEO and the VP of the Company that were issued in connection with lines of credit financing provided to the Company which remain outstanding (notes 5, 7 and 8)	$17,291,230	$7,557,688	$—
· issuance of warrants as consideration for receiving an increase to the borrowing limit on the line of credit between the Company and the VP of the Company (notes 5, 7 and 8);	—	2,263,252	—
· lines of credit payable (note 5);	1,834,134	1,731,665	1,644,027
· promissory notes (notes 4(a), 4(b) and 4(c));	530,591	531,530	531,418
· borrowing costs, accrued interest and accreted interest on loan payable to KWC (notes 4(d) and 8);	40,015	307,785	309,706
· calculation of imputed interest on promissory notes payable, which had no stated interest rate; and	32,509	32,510	34,431
· other items	7,024	—	1,961
Total interest expense	$19,735,503	$12,424,430	$2,521,543